CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2012 RUB
Cash and Cash Equivalents
Cash	$ 44.8					RUB 3,268	RUB 3,617
Cash equivalents:
Bank deposits	202.8					14,775	9,775
Investments in money market funds	85.0					6,195	4,253
Total cash and cash equivalents	332.6		$ 242.1		RUB 33,394	24,238	17,645	RUB 7,425
Non current restricted cash	7.3					533	932
Other restricted cash	0.3					23	25
Accounts Receivable, Net
Trade receivables	80.6					5,881	3,835
Allowance for doubtful accounts	(4.0)					(295)	(132)
Total accounts receivable, net	76.6					5,586	3,703
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	1.8	RUB 132		RUB 73	75
Charges to expenses	2.5	182		75	21
Utilization	(0.3)	(19)		(16)	(23)
Balance at the end of the period	4.0	RUB 295	$ 1.8	RUB 132	RUB 73
Other Current Assets
Interest receivable	17.5					1,277	1,811
VAT reclaimable	13.7					1,002	866
Restricted cash	11.8					857	565
Loans to employees	3.6					264	205
Other	6.0					435	289
Total other current assets	$ 52.6					RUB 3,835	RUB 3,736